Shareholder Report, Average Annual Return (Details) 198099_Roundhill Magnificent Seven ETF_TF_TSR Annual {TF}	12 Months Ended	33 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Magnificent Seven ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Magnificent Seven ETF NAV
Average Annual Return, Percent	22.96%	44.67%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	19.79%